INVESTMENTS	12 Months Ended
Dec. 31, 2018
Investments Abstract
INVESTMENTS

The investments balance consists of:

	At December 31	At December 31	At January 1
(in thousands)	2018	2017	2017

Investments:
Debt instrument	$-	$37,807	$-
Equity instruments	2,255	7,359	5,049
	$2,255	$45,166	$5,049

Investments-by balance sheet presentation:
Current	$-	$37,807	$-
Long-term	2,255	7,359	5,049
	$2,255	$45,166	$5,049

The investments continuity summary is as follows:

(in thousands)	2018	2017

Balance-January 1	$45,166	$5,049
Purchases
Equity instruments	-	200
Debt instruments	-	40,000
Sales / redemptions
Debt instruments	(37,500)	(2,500)
Fair value (loss) gain to profit and loss	(5,411)	2,417
Balance-December 31	$2,255	$45,166

Equity instruments consists of shares and warrants in publicly-traded companies. Debt instruments at December 31, 2017 consisted of a 5 year redeemable guaranteed investment certificate (“GIC”) with guaranteed early redemption rates of interest ranging between 0.25% and 1.60% per annum. The GIC was fully redeemed in 2018.

Investment purchases, sales, impairments and other movements

During 2018, the Company redeemed GIC debt instruments of $37,500,000.

During 2017, the Company purchased GIC debt instruments at a cost of $40,000,000 and it purchased additional equity instruments in Skyharbour Resources Ltd (“Skyharbour”) at a cost of $200,000.

During 2017, the Company redeemed GIC debt instruments of $2,500,000.